Composition of Short Term Debt and Weighted Average Contract Interest Rate on Short Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Short-term Debt [Line Items]
Short-Term Debt	¥ 420,726	¥ 457,973
Weighted average rate	1.10%	1.40%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-Term Debt	164,046	168,012
Weighted average rate	0.40%	0.70%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-Term Debt	146,944	176,415
Weighted average rate	0.20%	0.20%
Japan | Notes Payable to Banks
Short-term Debt [Line Items]
Short-Term Debt	40
Weighted average rate	0.90%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-Term Debt	104,542	107,568
Weighted average rate	3.30%	4.20%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-Term Debt	4,560	4,023
Weighted average rate	3.80%	4.00%
Overseas | Notes Payable to Banks
Short-term Debt [Line Items]
Short-Term Debt	¥ 594	¥ 1,955
Weighted average rate	4.30%	5.30%